Other provisions - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended		24 Months Ended	30 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Jun. 30, 2021
Disclosure of other provisions [line items]
Charge for the period	£ 409
Other provisions	1,758		£ 1,915		£ 1,915	£ 1,758
Total cash payments	£ 550
HBOS
Disclosure of other provisions [line items]
Value of offers after compensation assessment		£ 150	159	£ 109
Ex-gratia payments				15
Payments in respect of settlements, reimbursement rights				£ 6
Lifetime cost of legal claim					435	£ 585
Percent of accepted offers	99.00%					99.00%
Regulatory provisions
Disclosure of other provisions [line items]
Charge for the period	£ 425
Other provisions	665		642		642	£ 665
Total cash payments	398
FCA fine
Disclosure of other provisions [line items]
Charge for the period	91
Payment Protection Insurance, excluding MBNA | Payment protection insurance
Disclosure of other provisions [line items]
Other provisions	57					57
Total payment protection insurance to date	21,960
Total cash payments	144
Payment Protection Insurance, MBNA | Payment protection insurance
Disclosure of other provisions [line items]
Group's exposure cap	240					240
Increase in exposure to credit risk on loan commitments and financial guarantee contracts	0
Arreas handling
Disclosure of other provisions [line items]
Other provisions	38					38
Total arrears handling to date	1,017
Customer claims in relation to insurance branch business in Germany
Disclosure of other provisions [line items]
Other provisions	92		93		93	92
Total cash payments	22		28
Increase in existing provisions	21
Total customer claims in relation to insurance branch business to date	£ 695		£ 674		£ 674	£ 695